Contingent Liabilities and Commitments (Details Textual) (USD $)	1 Months Ended	12 Months Ended			24 Months Ended
	Feb. 28, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2006	Dec. 31, 2001	Dec. 31, 2010 Former Operations [Member]	Jan. 28, 2008 Plaintiff One [Member]	Mar. 31, 2008 Environmental Protection Agency [Member]	Dec. 31, 2010 Natural gas underground storage facilities [Member]	Dec. 31, 2010 Northwest Pipeline GP [Member]	Jan. 28, 2008 Plaintiff Two [Member]
Related Party Transaction [Line Items]
Environmental matters proposed penalty								$ 370,000
Accrued Environmental Loss liabilities		12,000,000				31,000,000			6,000,000	0
Litigation settlement against Williams, gross							11,000,000				4,000,000
Revenue from sale of electricity					89,000,000
Estimated exposure for actual damages				68,000,000
Potential interest in addition to actual damages				20,000,000
Additional of exposure for actual damages				199,000,000
Loss contingency accrual reduction			43,000,000
Loss contingency accrued interest reduction			11,000,000
Counter claim against Williams for sublease dispute	200,000,000
Commitments for construction and acquisition of property, plant and equipment		226,000,000
Commitments to an equity investee for natural gas gathering and treating services		$ 181,000,000
Number of year related to natural gas gathering and treating services		over seven years